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                           CMG STRATEGIC EQUITY FUND
                                 (the "Fund")
               Supplement to Prospectuses dated December 1, 2005

1. The section entitled "MANAGEMENT - MANAGEMENT FEES AND PORTFOLIO MANAGER" is hereby updated to reflect the addition of Mr. Michael T. Welter to the portfolio management team:

Michael T. Welter, a portfolio manager of Columbia Advisors, LLC ("Columbia Advisors"), is a co-manager for the Fund and has co-managed the Fund since July, 2006. Mr. Welter has been associated with Columbia Advisors or its predecessors since July, 2006. Mr. Welter previously served as a research analyst with Engemann Asset Management from September, 2000 to June, 2006.

ILT-47/112328-0706                                     July 28, 2006

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                           CMG STRATEGIC EQUITY FUND
                               SUPPLEMENT TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED MARCH 27, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT:

                   Other SEC-registered
                     open-end and         Other pooled
Portfolio Manager  closed-end funds     investment vehicles   Other accounts
-----------------  -------------------- ------------------- ------------------
                   Number of            Number of           Number of
                   accounts    Assets   accounts    Assets  accounts   Assets
                   ---------   ------   ---------   ------  --------- --------
Michael T. Welter*     0         $0         0         $0        5       $311
                                                                      thousand

2. The following language is added to the chart following the heading "Ownership of Securities" in the section MANAGEMENT:

                                         Dollar Range of Equity
                                         Securities in the Fund
              Portfolio Manager            Beneficially Owned
              -----------------         ------------------------
              Michael T. Welter*                  None

3. The following language is added to the chart following the heading "Compensation" in the section MANAGEMENT:

Portfolio Manager          Performance Benchmark           Peer Group
-----------------         ------------------------  ------------------------
Michael T. Welter         Russell 3000 Value Index  Morningstar Large Blend
                             Russell 3000 Index             Category
                               S&P 500 Index
--------
* Information as of June 30, 2006

ILT-50/112515-0706                                     July 28, 2006